As filed with the Securities and Exchange Commission on February 19, 2014

1933 Act File No. 333-114371
1940 Act File No. 811-21556

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	16	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	17	[	X	]

(Check appropriate box or boxes.)

PERRITT FUNDS, INC.
(Exact name of Registrant as Specified in Charter)

300 South Wacker Drive
Suite 2880
Chicago, Illinois 60606
 (Address of Principal Executive Office) (Zip Code)
Registrant’s Telephone Number, including Area Code: (312) 669-1650

Michael J. Corbett
300 South Wacker Drive
Suite 2880
Chicago, Illinois 60606
(Name and Address of Agent for Service)

Copy to:
Peter Fetzer
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on February 28, 2014 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	X	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 15  (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on December 13, 2013 and pursuant to Rule 485(a)(2) would have become effective on February 26, 2014.

This Post-Effective Amendment No. 16 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 28, 2014 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 16 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and the State of Illinois on February 19, 2014.

Perritt Funds, Inc.

By: /s/ Michael J. Corbett
Michael J. Corbett
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Michael J. Corbett	Principal Executive Officer and	February 19, 2014
Michael J. Corbett	Director

/s/ Mark Buh	Principal Financial and	February 18, 2014
Mark Buh	Accounting Officer

/s/ David S. Maglich	Director	February 19, 2014
David S. Maglich

/s/ Dianne C. Click	Director	February 18, 2014
Dianne C. Click